Revenues - Revenue Analysis by Activity (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 52,665	$ 83,720
Seajacks business
Disaggregation of Revenue [Line Items]
Revenue	52,665	83,530
Seajacks business | Time charter revenue
Disaggregation of Revenue [Line Items]
Revenue	43,563	41,606
Seajacks business | Service revenue
Disaggregation of Revenue [Line Items]
Revenue	6,764	32,651
Seajacks business | Project revenue
Disaggregation of Revenue [Line Items]
Revenue	0	1,982
Seajacks business | Construction supervision revenue
Disaggregation of Revenue [Line Items]
Revenue	2,338	7,291
Dry bulk business and other
Disaggregation of Revenue [Line Items]
Revenue	$ 0	$ 190